Interest Rate Swaps - Additional Information (Detail) (USD $)		3 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2010	Sep. 30, 2013 Rabobank Forward Contracts Designated as Hedging Instrument	Mar. 31, 2013 Rabobank Forward Contracts Designated as Hedging Instrument	Sep. 30, 2013 Rabobank Forward Contracts Designated as Hedging Instrument	Sep. 30, 2013 Rabobank Forward Contracts One-Month LIBOR Designated as Hedging Instrument	Sep. 30, 2013 Rabobank Forward Contracts One-Month LIBOR Designated as Hedging Instrument	Dec. 31, 2012 Rabobank Forward Contracts One-Month LIBOR Designated as Hedging Instrument	Oct. 23, 2012 Rabobank Forward Contracts One-Month LIBOR Designated as Hedging Instrument	Mar. 24, 2010 Interest Rate Swap Rabobank Not Designated as Hedging Instrument	Oct. 16, 2007 Interest Rate Swap Wachovia Not Designated as Hedging Instrument	Oct. 16, 2007 Interest Rate Swap Wachovia LIBOR Not Designated as Hedging Instrument	Jan. 23, 2009 Interest Rate Swap CoBank LIBOR Not Designated as Hedging Instrument
Derivative [Line Items]
Notional amount of interest rate derivatives								$ 80,000,000			$ 106,000,000	$ 75,000,000
Fixed rate on interest rate swap								0.9075%	2.085%	4.905%		1.14%
Other comprehensive income (loss) recognized due to change in fair value					(400,000)	1,100,000	(700,000)
Amount of Ineffectiveness on Net Investment Hedges				0
Interest Paid		100,000	0	300,000
Proceeds from Derivative Instrument, Investing Activities			0
Notes Payable	$ 211,000,000